Discontinued operations	12 Months Ended
Dec. 31, 2025
Discontinued operations [Abstract]
Discontinued operations
5.	Discontinued operations

(a)	Description

Effective from August 31, 2024, the Group disposed of its entire ownership interest in Sinopower, a subsidiary engaged in the provision of solar energy solutions, to a wholly-owned subsidiary of Newlink. For the eight months ended August 31, 2024 and the year ended December 31, 2023, Sinopower is reported as a discontinued operation.

On September 30, 2024, the Group approved a plan to sell its ownership interest in certain subsidiaries engaged in the energy storage solutions business to a wholly-owned subsidiary of Newlink. As at December 31, 2024 and 2025, the associated assets and liabilities are consequently presented as held for sale. For the years ended December 31, 2024 and 2025, these subsidiaries are reported as a discontinued operation. As at April 10, 2026, the Group disposed of its entire energy storage solutions business to a wholly-owned subsidiary of Newlink.

Financial information relating to the above discontinued operations is set out below.

(b)	Financial performance and cash flow information

	Year ended December 31,
	2024	2025
	RMB’000	RMB’000

Revenues	93,882	2,826
Cost of revenues	(85,538)	(1,444)
Operating expenses	(26,598)	(26,258)
Other (losses)/gains, net	(258)	105
Fair value changes of financial instruments at fair value through profit or loss	61	—
Finance costs	(2,598)	(86)
Loss before income tax	(21,049)	(24,857)
Income tax	(1,193)	—
Loss after income tax	(22,242)	(24,857)
Gain on sale of Sinopower after income tax	15,838	—
Loss from discontinued operations	(6,404)	(24,857)
Attributable to:
Equity holders of the Company	(5,154)	(22,698)
Non-controlling interests	(1,250)	(2,159)

Other comprehensive income from discontinued operations	—	—
Total comprehensive loss from discontinued operations	(6,404)	(24,857)
Attributable to:
Equity holders of the Company	(5,154)	(22,698)
Non-controlling interests	(1,250)	(2,159)

	Year ended December 31,
	2024	2025
	RMB’000	RMB’000

Net cash (used in)/generated from operating activities	(33,377)	11,078
Net cash generated from investing activities	—	—
Net cash generated from/(used in) financing activities	4,475	(10,098)
Net (decrease)/increase in cash generated by the discontinued operations	(28,902)	980

(c)	Assets and liabilities of disposal group classified as held for sale

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operation as at 31 December 2024 and 2025:

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Assets classified as held for sale
Cash and cash equivalents	89	1,069
Trade receivables, net	34,414	—
Inventories	1,181	—
Prepayments, other receivables and other assets, net	19,342	3,079
Total assets of disposal group held for sale	55,026	4,148
Liabilities directly associated with assets classified as held for sale
Borrowings	(10,000)	—
Trade payables	(37,666)	(6,912)
Other payables and accruals	(2,920)	(991)
Total liabilities of disposal group held for sale	(50,586)	(7,903)